issued by
AMERICAN GENERAL LIFE INSURANCE COMPANY
in all states except in New York
in connection with
VARIABLE SEPARATE ACCOUNT

SUMMARY PROSPECTUS FOR NEW INVESTORS
May 1, 2026

This summary prospectus summarizes key features of Polaris Platinum III, a flexible premium deferred variable annuity contract. Before you invest, you should also review the prospectus for the contract, which contains more information about the contract’s features, benefits, and risks. You can find the current prospectus and other information about the contract online at www.corebridgefinancial.com/ProductProspectuses. You can also obtain this information at no cost by calling (855) 421-2692 or by writing to our Annuity Service Center (P.O. Box 15570, Amarillo, Texas 79105-5570).

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YOU MAY CANCEL YOUR CONTRACT WITHIN 10 DAYS OF RECEIVING IT WITHOUT PAYING FEES OR PENALTIES.

In some states, this cancellation period may be longer. Upon cancellation, you will receive either a full refund of the amount you paid with your application or your total contract value. You should review the prospectus, or consult with your financial representative, for additional information about the specific cancellation terms that apply.

* * * * * * * * * * * *

These securities have not been approved or disapproved by the SEC, nor any state securities commission, nor has the SEC passed upon the accuracy or adequacy of this summary prospectus. Any representation to the contrary is a criminal offense.

Additional information about certain investment products, including variable annuities, has been prepared by the SEC’s staff and is available at www.Investor.gov.

Special Terms Used in this Summary Prospectus

Accumulation Phase - The period during which you invest money in your contract.
Activation Date - For an optional Living Benefit, the date on which guaranteed withdrawals are activated, and once such withdrawals begin, changes cannot be made to the Covered Person(s) or Income Options.
Benefit Quarter - For an optional Living Benefit, each consecutive 3 month period starting on the effective date.
Benefit Quarter Anniversary - For an optional Living Benefit, the date following each consecutive 3 month period starting on the effective date. If the next Benefit Quarter Anniversary has no corresponding date, then the Benefit Quarter Anniversary will be deemed to be the following day.
Benefit Year - For an optional Living Benefit, each consecutive one year period starting on the effective date.
Company - Refers to American General Life Insurance Company ("AGL"), the insurer that issues the contract. The terms “we,” “us,” and “our” are also used to identify the Company.
Covered Person(s) - For an optional Living Benefit, the person or persons, whose lifetime withdrawals are guaranteed.
DCA Fixed Account - A fixed interest investment option under which amounts earn interest before they are systematically transferred from a DCA Fixed Account to one or more investment options over a specified period of time.
DCA Program - An automatic transfer program under which a specified dollar amount or percentage of contract value is systematically transferred from an investment option to one or more eligible investment options on a periodic basis.
Fixed Account - An account, if available, in which you may invest money and earn a fixed rate of return. Fixed Accounts are obligations of the General Account.
Good Order - Fully and accurately completed form(s) and/or instructions, including any necessary documentation, applicable to any given transaction or request received by us.
Income Base - For an optional Living Benefit, a value used to determine the fee and the maximum amount that may be withdrawn each Benefit Year after the Activation Date without reducing the Income Base.
Income Credits - For a Living Benefit available for election, an amount that may be added to the Income Base prior to the Activation Date.
Income Option - For a Living Benefit available for election, the basis on which guaranteed withdrawals will be calculated.
Living Benefit - An optional benefit designed to help create a guaranteed income stream for life and provide some protection against certain financial risks.
Market Close - The close of the New York Stock Exchange on business days, excluding holidays, usually at 1:00 p.m. Pacific Time.
Minimum Income Base - For a Living Benefit available for election, a guaranteed minimum amount of the Income Base calculated on each Benefit Year Anniversary prior to the Activation Date.
Net Purchase Payments - Purchase Payments less adjustments for withdrawals. Net Purchase Payments are increased by the amount of subsequent Purchase Payments, if any, and reduced for withdrawals, if any, in the same proportion that the contract value was reduced on the date of such withdrawal.
NYSE - New York Stock Exchange.
Purchase Payments - The money you give us to buy and invest in the contract.
Secure Value Account - A Fixed Account option, available only with election of certain Living Benefits, to which we allocate a percentage of every Purchase Payment.
Separate Account - A segregated asset account maintained by the Company separately from the Company’s General Account. The Separate Account consists of Variable Portfolios or subaccounts, each investing in shares of Underlying Funds.
Trust(s) - The Trust(s) serve as the underlying investment vehicle for the variable annuity contract(s) issued by the Company.
Underlying Fund - The underlying investment portfolios of the Trusts in which a Variable Portfolio invests.
Variable Portfolio(s) - A variable investment option available under the contract. Each Variable Portfolio, which is a subaccount of the Separate Account, invests in shares or one of the Underlying Funds. Each Underlying fund has its own investment objective.

Overview of the Contract

Purpose of the Contract
The contract is designed to help you invest on a tax-deferred basis, meet long-term financial goals, and plan for your retirement. You can accumulate assets by investing in the contract’s investment options and then later convert those accumulated assets into a stream of guaranteed income payments from us. The contract includes certain death benefit options that may help financially protect your beneficiaries in the event of your death. Optional Living Benefit may also be available under the contract, which are designed to help you achieve your financial goals and protect against certain financial risks.
This contract may be appropriate for you if you have a long investment time horizon and the contract’s terms and conditions are consistent with your financial goals. It is not intended for people whose liquidity needs require early or frequent withdrawals or for people who intend to frequently trade in the contract’s Variable Portfolios.
Phases of the Contract
Like all deferred annuities, the contract has two phases: (1) the Accumulation Phase (for savings) and (2) the Income Phase (for income).
Accumulation Phase. During the Accumulation Phase, you invest the money under your contract in one or more available investment options to help you build assets on a tax-deferred basis. The available investment options may include:
•
Variable Portfolios. When you invest in a Variable Portfolio, you are indirectly investing in the Variable Portfolio’s Underlying Fund. The Underlying Funds have different investment objectives, strategies, and risks. You can gain or lose money if you invest in a Variable Portfolio.
Additional information about each Underlying Fund is provided in an appendix to this prospectus. Please see APPENDIX A - INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT.
•
Fixed Account. When you invest in a Fixed Account option, your principal is guaranteed and earns interest based on a rate set and guaranteed by the Company. Additional information about each Fixed Account is provided in an appendix to this prospectus. Please see APPENDIX A - INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT.
The amount of money you accumulate under your contract depends (in part) on the performance of the investment options you choose. You may transfer money between investment options during the Accumulation Phase, subject to certain restrictions and possible fees. Your accumulated assets impact the value of your contract’s benefits during the Accumulation Phase, including the death benefit and any optional Living Benefits, as well as the amount available for withdrawal.
Income Phase. When you are ready to receive guaranteed income under the contract, you can switch to the Income Phase, at which time you will start to receive annuity income payments from us. This is also referred to as “annuitizing” your contract. You generally decide when to annuitize your contract, although there are restrictions on the earliest and latest times that your contract may be annuitized. If you do not annuitize or surrender your contract before the latest annuitization date, your contract will be automatically annuitized. Once your contract is annuitized, you will no longer be able to surrender, take withdrawals of contract value and all other features and benefits of your contract, including the death benefit, will terminate.
You can choose from the available annuity income options, which may provide income for life, for an available period of time, or a combination of both. You can also choose to receive payments on a variable or fixed basis, or some combination of both. If the payments are fixed, the dollar amount of each payment will not change. If the payments are variable, the dollar amounts for the payments will fluctuate.
There is no death benefit during the Income Phase. Annuity payments may be payable after death depending on the annuity income option that you selected. You cannot take withdrawals of contract value or surrender the contract during the Income Phase. If you own an optional Living Benefit at the time that you annuitize the contract, you may choose to take annuity income payments in accordance with that Living Benefit. Otherwise, your optional Living Benefit terminates at the beginning of the Income Phase.
Contract Features
Accessing Your Money. You may withdraw money from your contract at any time during the Accumulation Phase. If you make a withdrawal, you may have to pay a withdrawal charge and/or income taxes, including a tax penalty if you are younger than age 59½. Withdrawals may negatively impact the value of your contract’s benefits, and may cause an optional Living Benefit to terminate.
Tax Treatment. You can transfer money between investment options without tax implications, and earnings (if any) on your investments are generally tax-deferred. Earnings are not taxed until they are distributed, which may occur when making a withdrawal, upon receiving an annuity payment, or upon payment of the death benefit.
Optional Living Benefits. You may be able to elect one of the optional Living Benefits under the contract for an additional fee. Certain Living Benefits are no longer available for election, and any Living Benefit that is available must be elected at the time that the contract is purchased. Each Living Benefit is designed to provide limited protection from unfavorable investment performance during the Accumulation Phase, and can also provide a guaranteed income stream that may last as long as you live.
Death Benefits. If you die during the Accumulation Phase, the Company pays a death benefit to your beneficiary or beneficiaries. The contract includes a Contract Value death benefit equal to the value of the contract at no additional charge. If you elect an optional death benefit (either the Return of Purchase Payment or Maximum Anniversary Value Death Benefit) for an additional fee, a greater amount may be payable upon death.
Additional Features and Services. Additional features and services under the contract are summarized below. There are no additional charges associated with these features and services unless otherwise noted. Not all features and services may be available under your contract.
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Secure Value Account. Under the optional Living Benefits, which include an additional charge, a certain percentage of your investment must be allocated to the Secure Value Account. As a Fixed Account option, amounts allocated to the Secure Value Account are guaranteed with respect to principal and a guaranteed rate of interest.
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Dollar Cost Averaging (DCA) Fixed Accounts. If you invest in a DCA Fixed Account, interest is credited to amounts allocated to that DCA Fixed Account and your money is systematically transferred from the DCA Fixed Account to one or more investment options over a specified period of time. Automatic transfers do not count towards the number of free transfers per contract year.
•
Dollar Cost Averaging (DCA) Program. The DCA program allows you to systematically transfer a specified dollar amount or percentage of contract value from an investment option to one or more eligible investment options. Automatic transfers do not count towards the number of free transfers per contract year.
•
Automatic Asset Rebalancing Program. This program allows you to have your investments periodically rebalanced to your pre-selected percentages. Automatic rebalances do not count towards the number of free transfers per contract year.
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Systematic Withdrawal Program. This program allows you to receive periodic withdrawals from your contract on a monthly, quarterly, semi-annual, or annual basis.
•
Automatic Payment Plan. This program allows you to make automatic subsequent Purchase Payments, once you have contributed at least the minimum initial Purchase Payment.

Important Information You Should Consider About the Contract

An investment in the Polaris Platinum III Variable Annuity Contract is subject to fees, risks, and other important considerations, some of which are briefly summarized in the following table. You should review the prospectus for additional information about these topics.
	FEES AND EXPENSES			Location in Prospectus
Are There Charges or Adjustments for Early Withdrawals?
Yes.
•For Contracts without Early Access Feature. If you withdraw money from your contract within 7 years following each Purchase Payment, you may be assessed a withdrawal charge of up to 8% (for contracts issued on or after July 18, 2011) or 7%
(for contracts issued prior to July 18, 2011), as a percentage of each Purchase Payment withdrawn.
Withdrawal charges do not apply to certain withdrawals including the withdrawal up to the annual penalty-free withdrawal amount which equals 10% of your Purchase Payments not yet withdrawn.
				Expenses – Withdrawal Charges
Are There Transaction Charges?
Yes, in addition to withdrawal charges, you may be charged for other transactions. You will be charged for each transfer after 15 transfers in any contract year during the Accumulation
Phase. There may also be taxes on Purchase Payments.
				Expenses
Are There Ongoing Fees and Expenses?
Yes.
The table below describes the current fees and expenses of the contract that you may pay each year, depending on the investment options and optional benefits you choose. Please refer to your contract data page for information about the specific fees you will pay each year based on the options you have elected.
				Expenses
	Annual Fee	Minimum	Maximum
	Base Contract[1]	1.16%	1.16%
	Investment Options[2] (Underlying Fund fees and expenses)	0.46%	1.85%
	Optional Benefits Available for an Additional Charge (For a single optional benefit, if elected)	0.15%[3]	1.45%[4]
1 As a percentage of the value in the Separate Account (includes a percentage attributable to the contract maintenance fee).
2 As a percentage of Underlying Fund net assets.
3 As a percentage of the average daily ending net asset value allocated to the Variable
Portfolios.
4As a percentage of the Income Base used to calculate the guaranteed benefit. This represents the maximum initial rate for the most expensive optional benefit currently available.
Because your contract is customizable, the choices you make affect how much you will pay.
To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the contract, which could add withdrawal charges that substantially increase costs.

	Lowest Annual Cost: $1,454	Highest Annual Cost: $4,277
Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive Underlying Fund fees
and expenses
•No optional benefits
•No withdrawal charges
•No additional Purchase Payments,
transfers, or withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of optional
benefits and Underlying Fund fees and
expenses
•No withdrawal charges
•No additional Purchase Payments,
transfers, or withdrawals

	RISKS	Location in Prospectus
Is There a Risk of Loss from Poor Performance?	Yes. You can lose money by investing in this contract, including possible loss of your principal investment.	Principal Risks of Investing in the Contract
Is this a Short-Term Investment?
No.
•This contract is not designed for short-term investing and may not be appropriate for an investor who needs ready access to cash. As such, you should not use the contract as a short-term investment or savings vehicle.
•Charges may apply to withdrawals. Withdrawal charges could significantly reduce the value of your investment or the amount that you receive upon taking a withdrawal.
Withdrawals may also reduce or terminate contract guarantees and may also be subject to state and federal income taxes and tax-penalties.
•The benefits of tax deferral, long-term income, and optional Living Benefit guarantees mean that this contract is generally more beneficial to investors with a long investment time horizon.

What are the Risks Associated with the Investment Options?
•An investment in this contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the contract.
•Each investment option (including each Fixed Account option) has its own unique risks.
•You should review the available investment options before making an investment decision.

What are the Risks Related to the Insurance Company?
An investment in the contract is subject to the risks related to us, American General Life
Insurance Company. Any obligations (including under a Fixed Account option), guarantees, and benefits of the contract are subject to our claims-paying ability An Owner should look solely to our financial strength for our claims-paying ability. More information about the
Company, including our financial strength ratings, may be obtained at
https://investors.corebridgefinancial.com/financials/Ratings/default.aspx .

	RESTRICTIONS	Location in Prospectus
Are There Limits on the Investment Options?
Yes.
Transfer Restrictions.
•During the Accumulation Phase, you must transfer at least $100 per transfer between any of the Variable Portfolios and/or any available Fixed Accounts. If less than $100 remains in any Variable Portfolio or Fixed Account after a transfer, that amount must be transferred as well. Funds already in your contract cannot be transferred to the DCA
Fixed Account, if available. A transfer request will be priced as of the day it is received before Market Close. If the transfer request is received after Market Close, the request will be priced as of the next NYSE business day.
•During the Income Phase, only one transfer per month is permitted between the Variable
Portfolios. No other transfers are allowed during the Income Phase. Transfers will be effected for the last NYSE business day of the month in which we receive your request for the transfer. You may not use the DCA Program or the Automatic Asset Rebalancing
Program during the Income Phase.
•Your transfers between the Variable Portfolios are subject to policies designed to deter frequent and short-term trading.
Investment Restrictions. If you elect an optional Living Benefit, not all investment options may be available and you must invest in accordance with the applicable investment requirements. You may be required to invest a certain percentage of your contract value in a certain investment option, including the Secure Value Account which is only available with certain option Living Benefits. We reserve the right to modify the investment requirements in the future. If you do not elect any optional benefit, or if the only optional benefit you elect is a death benefit, your contract is not subject to investment requirements.
Availability of Variable Portfolios. We may, subject to any applicable law, make certain changes to the Variable Portfolios offered in your contract. We may offer new Variable
Portfolios or stop offering existing Variable Portfolios. New Variable Portfolios may be made available to existing contract Owners, and Variable Portfolios may be closed to new or subsequent Purchase Payments, transfers or allocations. In addition, we may also liquidate the shares of any Variable Portfolio, substitute the shares of one Underlying
Fund held by a Variable Portfolio for another and/or merge Variable Portfolios or cooperate in a merger of Underlying Funds. To the extent required by the Investment
Company Act of 1940, as amended, we may be required to obtain SEC approval or your approval.
The availability of investment options may vary depending on the broker-dealer through which the contract is sold. See APPENDIX M - BROKER-DEALER VARIATIONS in the prospectus for additional information.
Investment Options
Are There Any Restrictions on Contract Benefits?
Yes.
•There are restrictions and limitations relating to the benefits offered under the contract
(e.g., death benefits, Living Benefits, DCA Fixed Account, DCA Program, Automatic
Asset Rebalancing Program, Systematic Withdrawal Program, Automatic Payment Plan).
•We reserve the right to modify or terminate the DCA Program, Automatic Asset
Rebalancing Program, Systematic Withdrawal Program, and Automatic Payment Plan.
•Withdrawals that exceed limits specified by the terms of a benefit may reduce the value of the benefit by an amount greater than the value withdrawn and could terminate the benefit.
•The availability of contract benefits may vary depending on the broker-dealer through which the contract is sold. See APPENDIX M - BROKER-DEALER VARIATIONS in the prospectus for additional information.
Optional Living Benefits Death Benefits
TAXES
What are the Contract’s Tax Implications?
•You should consult with a tax professional to determine the tax implications of an investment in and payments received under the contract.
•If you purchase the contract through a tax-qualified plan or individual retirement account
(IRA), there is no additional tax benefit under the contract.
•Earnings under your contract are taxed at ordinary income tax rates when withdrawn.
You may have to pay a tax penalty if you take a withdrawal before age 59½.
Taxes

	CONFLICTS OF INTEREST	Location in Prospectus
How Are Investment Professionals Compensated?
Your financial representative may receive compensation for selling this contract to you in the form of commissions, additional cash compensation, and/or non-cash compensation. We may share the revenue we earn on this contract with your financial representative’s firm.
Revenue sharing arrangements and commissions may provide selling firms and/or their registered representatives with an incentive to favor sales of our contracts over other variable annuity contracts (or other investments) with respect to which a selling firm does not receive the same level of additional compensation. You should ask your financial representative about how they are compensated.
Payments in Connection with Distribution of the Contract
Should I Exchange My Contract?
Some financial representatives may have a financial incentive to offer you a new contract in place of the one you already own. You should exchange a contract you already own only if you determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the new contract rather than continue to own your existing contract.

Benefits Available Under the Contract

The following tables summarize information about the benefits available under the contract. Any reference to an Appendix in the tables below refers to the Appendix in the prospectus. The current initial annual fee for the available Living Benefits are disclosed in a Rate Sheet Prospectus Supplement. To obtain a copy, please visit www.corebridgefinancial.com/ProductProspectuses.
The availability of contract benefits may vary depending on the broker-dealer firm through which the contract is sold. See APPENDIX M - BROKER-DEALER VARIATIONS in the prospectus for additional information.
Standard Benefits (No Additional Charge)
Name of Benefit	Purpose	Brief Description of Restrictions / Limitations
Contract Value Death Benefit	Provides a death benefit equal to the contract value	•Withdrawals may significantly reduce the benefit
Dollar Cost Averaging (DCA) Fixed Accounts
Interest is credited to
amounts allocated to a DCA
Fixed Account and your
money is systematically
transferred from the DCA
Fixed Account to one or
more investment options
over a specified period of
time

•Must be funded with a Purchase Payment, not transferred contract value
•Minimum funding requirements apply
•Only 6-Month and 12-Month DCA Fixed Accounts may be available
•Transfers may only occur on a monthly basis
•Availability may be restricted based on election of optional benefits
•Fixed Account options are not eligible to receive DCA transfers
•The interest rates applicable to the DCA Fixed Accounts may differ from those applicable to any other Fixed Account but will never be less than the minimum guaranteed interest rate specified in your contract

Dollar Cost Averaging (DCA) Program	Allows you to have systematic transfers of a specified dollar amount or percentage of contract value from an investment option to one or more eligible investment options
•Transfers may only occur on a monthly basis and will not count towards the number of free transfers per contract year
•Minimum per transfer is $100 regardless of source account
•Fixed Account options are not eligible to receive DCA transfers
•Upon notification of your death, we will terminate the DCA Program and transfer the remaining money according to the current allocation instructions on file

Automatic Asset Rebalancing	Allows you to have your investments periodically rebalanced to your pre-selected percentages
•Rebalancing may occur on a quarterly, semi-annual, or annual basis
•Updated rebalancing instructions must be provided upon making a non-automatic transfer, otherwise rebalancing instructions will be automatically updated
•Upon notification of your death, we will terminate the Automatic Asset
Rebalancing Program
•If you elect an optional Living Benefit, we will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing

Systematic Withdrawal Program	Allows you to receive periodic withdrawals from your contract	•Minimum withdrawal amount is $100 •Withdrawals may occur on a monthly, quarterly, semi-annual, or annual basis •Participation in program may be restricted if optional Living Benefit elected
Automatic Payment Plan	Allows you to make automatic Purchase Payments	•Minimum requirements for the initial and subsequent Purchase Payments and age restrictions apply •May not be available with election of certain Living Benefit features

Optional Benefits Available For Election
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/ Limitations
Polaris Income Max Living Benefit	A guaranteed minimum withdrawal benefit, designed for individuals who want the guarantee of Income Credits prior to Activation Date	2.50% (as a percentage of Income Base)
•May be elected only at time of contract issue
•Covered Person(s) must be age 50-80 at time of election
•All withdrawals before guaranteed withdrawals are activated may significantly reduce or terminate the benefit
•Withdrawal percentages depend on the Income Option you
elect and the number and age of Covered Person(s) when
guaranteed withdrawals are activated
•Excess withdrawals after guaranteed withdrawals are
activated may significantly reduce or terminate the benefit
•Income Credits not available after guaranteed withdrawals
are activated
•Investment requirements limit available investment options
•Purchase Payments subject to additional restrictions
•May not be cancelled by you prior to the 5th benefit
anniversary
•Certain events will automatically terminate the benefit
•May not be re-elected or reinstated after termination
•May not be available for election through the broker-dealer with which your financial representative is affiliated
•The broker-dealer with which your financial representative is affiliated may require you to elect an optional Living Benefit at time of contract issue
•Fee may be deducted pro rata from variable portfolios only in certain states. Please see APPENDIX E – STATE
CONTRACT AVAILABILITY AND/OR VARIABILITY in
the prospectus for specific states.

Polaris Income Plus Daily Flex Living Benefit	A guaranteed minimum withdrawal benefit, designed for individuals who want greater investment option flexibility and more frequent step-up opportunities.	2.50% (as a percentage of Income Base)
•May be elected only at time of contract issue
•Covered person(s) must be age 45-80 at time of election
•Withdrawal percentages depend on the Income Option you
elect and the number and age of Covered Person(s) when
guaranteed withdrawals are activated
•All withdrawals before guaranteed withdrawals are activated may significantly reduce or terminate the benefit
•Excess withdrawals after guaranteed withdrawals are
activated may significantly reduce or terminate the benefit
•Minimum Income Base not available after guaranteed
withdrawals are activated
•Investment requirements limit available investment options
•Purchase Payments subject to additional restrictions
•May not be cancelled by you prior to the 5th benefit
anniversary
•Certain events will automatically terminate the benefit
•May not be re-elected or reinstated after termination
•May not be available for election through the broker-dealer with which your financial representative is affiliated
•The broker-dealer with which your financial representative is affiliated may require you to elect an optional Living Benefit at time of contract issue
•Fee may be deducted pro rata from variable portfolios only in certain states. Please see APPENDIX E – STATE
CONTRACT AVAILABILITY AND/OR VARIABILITY in
the prospectus for specific states.

Return of Purchase Payment Death Benefit	Provides a death benefit based on the greater of contract value or Net Purchase Payments	0.15% (as a percentage of average daily net asset value allocated to the Variable Portfolios)
•May be elected only at time of contract issue
•Must be younger than age 86 at time of election
•Death benefit calculated differently depending on whether an optional Living Benefit has been elected
•Withdrawals may significantly reduce the benefit
•May not be available for election through the broker-dealer with which your financial representative is affiliated
•The broker-dealer with which your financial representative is affiliated may require you to elect an optional death benefit at time of contract issue

Optional Benefits Available For Election (continued)
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/ Limitations
Maximum Anniversary Value Death Benefit	Provides a death benefit based on the greatest of contract value, Net Purchase Payments, or highest contract value on an eligible contract anniversary	0.40% (as a percentage of average daily net asset value allocated to the Variable Portfolios)
•May be elected only at time of contract issue
•Must be younger than age 81 at time of election
•Death benefit calculated differently depending on whether an optional Living Benefit was elected
•Withdrawals may significantly reduce the benefit
•May not be available for election through the broker-dealer with which your financial representative is affiliated
•The broker-dealer with which your financial representative is affiliated may require you to elect an optional death benefit at time of contract issue

Buying the Contract

PURCHASING THE CONTRACT
To purchase the contract, you must submit your initial Purchase Payment and required paperwork in Good Order to us at the following address, or through a broker-dealer authorized as our agent.
Regular Mail:
Purchase Payments sent by regular mail must be sent to the Premium Processing Center at the following address:
American General Life Insurance Company Premium Processing Center P.O. Box 100330 Pasadena, CA 91189-0330

Express Delivery:
Purchase Payments sent by overnight or express delivery must be sent to the Premium Processing Center at the following address:
For American General Life Insurance Company:
JPM Chase-AGL 100330 Premium Processing Center 2710 Media Center Drive Building #6, Suite 120 Los Angeles, CA 90065-1750

Purchase Payments will be picked up at the mailing addresses noted above and forwarded to our Annuity Service Center. Purchase Payments, however, are not considered received by us until received at our Annuity Service Center in Good Order.
PURCHASE PAYMENTS
An initial Purchase Payment is the money you give us to purchase a contract. Any additional money you give us to invest in the contract after purchase is a subsequent Purchase Payment. You are not required to make any subsequent Purchase Payments. The following table contains the minimum dollar amount for the initial Purchase Payment and each subsequent Purchase Payment.
	Minimum Initial Purchase Payment(1)	Minimum Subsequent Purchase Payment	Minimum Automatic Subsequent Purchase Payment
Qualified Contracts(2)	$4,000	$500	$100
Non-Qualified Contracts(2)	$10,000	$500	$100
(1)
If you purchase your contract through certain broker-dealers, the minimum initial Purchase Payment may be higher than the amounts shown in this table.
(2)
These amounts depend upon whether a contract is qualified or non-qualified for tax purposes.
We will not allow anyone age 86 or older to add subsequent Purchase Payments after the contract issue date. However, if you elect an optional Living Benefit or the Maximum Anniversary Value Death Benefit, we will not allow you to make any subsequent Purchase Payments if you are age 81 or older. If you elect an optional benefit, you may be subject to additional limitations on Purchase Payments.
We reserve the right to refuse any Purchase Payment(s) and limit the amount of subsequent Purchase Payment(s) with advance notice. Your total Purchase Payments cannot be more than $2,000,000 without our approval.
CREDITING AND ALLOCATING PURCHASE PAYMENTS UNDER YOUR CONTRACT
•
Initial Purchase Payment. We will credit your initial Purchase Payment to your contract as of the date it is priced. If your initial Purchase Payment is received by us in Good Order before Market Close, the Purchase Payment will be priced within two NYSE business days after it is received. If the Purchase Payment is received in Good Order after Market Close, the Purchase Payment will be priced within two NYSE business days after the next NYSE business day. If we do not have complete information necessary to issue your contract, we will contact you. If we do not receive the necessary information within five NYSE business days, we will obtain your permission to keep your money until we get the information necessary to issue the contract, or we will send your money back to whomever we received the funds from.
On the date your initial Purchase Payment is priced,

we allocate the Purchase Payment in the Variable Portfolios and available Fixed Accounts in accordance with the instructions in your application.
•
Subsequent Purchase Payment. We will credit a subsequent Purchase Payment to your contract as of the date it is priced. Any subsequent Purchase Payment will be priced as of the day it is received by us in Good Order if the request is received before Market Close. If the subsequent Purchase Payment is received in Good Order after Market Close, it will be priced as of the next NYSE business day.
On the date your subsequent Purchase Payment is priced, we allocate the Purchase Payments according to any allocation instructions that accompany the Purchase Payment. If we receive a subsequent Purchase Payment without allocation instructions, we will allocate the Purchase Payment according to your allocation instructions on file.

Making Withdrawals: Accessing the Money in Your Contract

ACCUMULATION PHASE
You can access the money in your contract during the Accumulation Phase by making a withdrawal. You may withdraw all or a portion of your contract value, minus applicable taxes and fees. The following table highlights certain important information about withdrawals under the contract.
Minimum withdrawal amount	$1,000 ($100 for systematic withdrawals)
Withdrawal charges and taxes
Your contract provides for a
penalty-free withdrawal amount each
contract year during the applicable
withdrawal period. The penalty-free
withdrawal amount is the portion of
your contract that we allow you to
take out without being charged a
withdrawal charge. Your maximum
annual penalty-free withdrawal
amount equals 10% of remaining
Purchase Payments not yet
withdrawn each contract year.
Additionally, your withdrawal may be
subject to withdrawal charges and
taxes, including a 10% IRS penalty
tax if you are younger than age
59½.

Negative impact on benefit values
A withdrawal will reduce the value
of your contract and may reduce the
value of the death benefit or an
optional Living Benefit. Withdrawals
that exceed limits specified under an
optional Living Benefit may reduce
the benefit’s value or could terminate
the benefit.

Internal Revenue Code	Depending on the circumstances, the Internal Revenue Code may restrict your ability to take withdrawals.
Withdrawing all of the money in your contract (also known as a surrender) will terminate your contract. Where permitted by state law, we may terminate your contract if your contract value is less than $2,500 as a result of a withdrawal.
INCOME PHASE
Once the Income Phase begins, you will receive annuity payments from your contract under the annuity income option that you select. Please see the prospectus for additional details. You cannot make withdrawals of contract value or surrender during the Income Phase, and all other features and benefits of your contract will terminate.
REQUESTING A SURRENDER OR WITHDRAWAL
A request to withdraw money from your contract must be submitted in writing and in Good Order to the Annuity Service Center at the following address.
Annuity Service Center P.O. Box 15570 Amarillo, TX 79105-5570
You may also elect to take periodic withdrawals by enrolling in the contract's systematic withdrawal program.
If you take a partial withdrawal, you can choose whether any applicable withdrawal charges are deducted from the amount withdrawn or from the contract value remaining after the amount withdrawn. If you fully surrender your contract value, we deduct any applicable withdrawal charges from the amount surrendered.
Any request for withdrawal will be priced as of the day it is received by us in Good Order at the Annuity Service Center, if the request is received before Market Close. If the request for withdrawal is received after Market Close, the request will be priced as of the next NYSE business day. Withdrawals are processed effective the date they are deemed in Good Order and payments are generally made within 7 days.

Additional Information about Fees

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from an investment option or from the contract. Please refer to your contract data page for information about the specific fees you will pay each year based on the options you have elected.
The first table describes the fees and expenses that you pay at the time you surrender the contract, make withdrawals from an investment option or from the contract, or make transfers between investment options. State premium taxes may also be deducted.
Contract Owner Transaction Expenses

Maximum Withdrawal Charges (as a percentage of each Purchase Payment withdrawn)	8%
Transfer Fee[1] (Per transfer after 15 transfers in any contract year)	$25
Withdrawal Charge Schedule (as a percentage of each Purchase Payment withdrawn) declines over 7 years as follows:
Years Since Receipt of Purchase Payments	1	2	3	4	5	6	7	8+
	8%	7%	6%	5%	4%	3%	2%	0%
Your contract provides for a penalty-free withdrawal amount each year. Please see PENALTY-FREE WITHDRAWAL AMOUNT in the prospectus.
The following tables describe the fees and expenses you will pay each year during the time that you own the contract, not including Underlying Fund fees and expenses. If you chose to purchase an optional benefit, you will pay additional charges, as shown below.
Contract Owner Annual Expenses

Contract Maintenance Fee (assessed annually and may be waived if contract value is $75,000 or more)	$50

Base Contract Expenses[2] (deducted from the average daily ending net asset value allocated to the Variable Portfolios)	1.15%

Optional Death Benefits
(deducted from the average daily ending net asset value allocated to the Variable Portfolios)
You may only elect one of the optional death benefits.
Return of Purchase Payment	0.15%
Maximum Anniversary Value	0.40%
Optional Living Benefits3
(calculated as percentage of the Income Base and deducted from the contract value)
You may only elect one of the optional Living Benefits.
Polaris Income Max
Polaris Income Plus Daily Flex
Maximum Fee[4]
One Covered Person	2.50%
Two Covered Persons	2.50%

Lifetime Income Option Change Fee[5]	0.25%

Annual Underlying Fund Expenses

The following shows the minimum and maximum total operating expenses charged by the Underlying Funds of the Trusts, before any waivers or reimbursements, that you may pay periodically during the time that you own the contract. Expenses shown may change over time and may be higher or lower in the future. These amounts also include applicable fees and expenses if you choose to invest in certain Underlying Funds. A complete list of Underlying Funds available under the contract, including their annual expenses, may be found in Appendix A.

	Minimum	Maximum
Expenses deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, if applicable, and other expenses.	0.46%	1.85%

Footnotes to the Fee Table:
1 In Pennsylvania and Texas, any transfer over the limit of 15 will incur a $10 transfer fee.
2 Base Contract Expenses: If you do not elect any optional features, your total Base Contract Expense would be 1.15% annually.
3 The fee is calculated as a percentage of the Income Base which determines the basis of the guaranteed benefit. The annual fee is deducted from your contract value at the end of the first quarter following election and quarterly thereafter. For a complete description of how the Income Base is calculated, please see OPTIONAL LIVING BENEFITS in the prospectus.
4 The current initial annual fee rate is set forth in the Rate Sheet Supplement and is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate maychange quarterly subject to the parameters identified in the table below. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index (“VIX®”), an index of market volatility reported by the Chicago Board Options Exchange. In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the maximums identified in the Fee Table and the minimums described below. Please see APPENDIX C — FORMULA AND EXAMPLES OF CALCULATIONS OF THE POLARIS INCOME MAX AND POLARIS INCOME PLUS DAILY FLEX FEE in the prospectus.
Number of Covered Persons	Minimum Annual Fee Rate	Maximum Annualized Fee Rate Decrease or Increase Each Benefit Quarter*
One Covered Person	0.60%	±0.40%
Two Covered Persons	0.60%	±0.40%
*
The fee rate can increase or decrease no more than 0.10% each quarter (0.40%/ 4). If you change your Income Option election on the Activation Date, the quarterly fee rate can increase no more than 0.1625% [(0.40% + 0.25%)/ 4] for the first Benefit Quarter immediately following the Activation Date.
5 If you elect Polaris Income Max or Polaris Income Plus Daily Flex and you change your Income Option on the Activation Date, the Lifetime Income Option Change Fee will be assessed and deducted from your contract value starting on the first Benefit Quarter Anniversary following the Activation Date and quarterly thereafter. The fee is calculated as a percentage of the Income Base. The sum of the Living Benefit fee and Lifetime Income Option Change fee
cannot exceed the Maximum Annual Fee shown in the Optional Living Benefits fee table.

Examples

These examples are intended to help you compare the cost of investing in the Variable Portfolios with the cost of investing in other annuity contracts that offer variable options. These costs include transaction expenses, annual contract expenses, and annual Underlying Fund expenses.
These examples assume all contract value is allocated to Variable Portfolios. Your costs could differ from those shown below if you invest in the Fixed Account options.
The expense examples below assume that you invest $100,000 in the Variable Portfolios for the time periods indicated; your investment has a 5% return each year; and you incur the maximum or minimum fees and expenses of the Underlying Funds as indicated in the examples.
The Maximum Expense Examples reflect the most expensive possible combination of charges  (including additional charges for optional benefits). Although your actual costs may be higher or lower, based on these assumptions, your costs at the end of the stated period would be the amounts set forth in the tables below.

Maximum Expense Examples
(assuming annual contract expenses of 1.55% (including the Maximum Anniversary Value death benefit), the optional Polaris Income Plus Daily Flex feature (for the first year calculated at the assumed initial annual fee rate of 1.45% and at the maximum annual fee rate of 2.50% for remaining years) and investment in an Underlying Fund with total expenses of 1.85%*)
(1)
If you surrender your contract at the end of the applicable time period:

1 year	3 years	5 years	10 years
$12,168	$21,961	$31,543	$55,599
(2)
If you annuitize your contract at the end of the applicable time period:

1 year	3 years	5 years	10 years
$4,168	$15,961	$27,543	$55,599
(3)
If you do not surrender your contract at the end of the applicable time period:

1 year	3 years	5 years	10 years
$4,168	$15,961	$27,543	$55,599
Minimum Expense Examples
(assuming annual contract expenses of 1.15%, no election of optional features and investment in an Underlying Fund with total expenses of 0.46%**)
(1)
If you surrender your contract at the end of the applicable time period:

1 year	3 years	5 years	10 years
$9,607	$11,051	$12,732	$19,085
(2)
If you annuitize your contract at the end of the applicable time period:

1 year	3 years	5 years	10 years
$1,607	$5,051	$8,732	$19,085
(3)
If you do not surrender your contract at the end of the applicable time period:

1 year	3 years	5 years	10 years
$1,607	$5,051	$8,732	$19,085
Additional Expense Example Information
1.
In addition to the stated assumptions, the Expense Examples also assume that no transfer fees were imposed. Although premium taxes may apply in certain states, they are not reflected in the Expense Examples.
2.
If you elected other optional features, your expenses would be lower than those shown in the Maximum Expense Examples.
The Maximum Expense Examples assume that the Income Base which is used to calculate the Polaris Income Plus Daily Flex fee equals contract value, that no withdrawals are taken during the stated period, there are two Covered Persons and that the annual maximum fee rate of 2.50% has been reached after the first year. The current initial annual fee rate may be higher or lower. Please see the Rate Sheet Supplement.
3.
If you elected optional features, you do not pay fees for optional features once you begin the Income Phase (annuitize your contract); therefore, your expenses will be lower than those shown here. Please see ANNUITY INCOME OPTIONS in the prospectus.
*
The 1 year Maximum Expense Example reflect the SunAmerica Series Trust 0.70% fee waiver.
**
The 1 year Minimum Expense Example reflects the Goldman Sachs Variable Insurance Trust 0.03% fee waiver.

These examples should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

Appendix A – Investment Options Available Under The Contract

Underlying Funds
The following is a list of Underlying Funds available under the contract. More information about the Underlying Funds is available in the prospectuses for the Underlying Funds, which may be amended from time to time and can be found online at www.corebridgefinancial.com/ProductProspectuses. You can also request this information at no cost by calling (855) 421-2692. Depending on the optional benefits you choose, you may not be able to invest in certain Underlying Funds. See “Investment Requirements For Optional Living Benefits” in this appendix.
The current expenses and performance information below reflect fees and expenses of the Underlying Funds, but do not reflect the other fees and expenses that your contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Underlying Fund’s past performance is not necessarily an indication of future performance.
The availability of Underlying Funds may vary depending on the broker-dealer firm through which the contract was sold. See APPENDIX M - BROKER-DEALER VARIATIONS in the prospectus for additional information.
Type	Underlying Fund – Share Class Advisor Subadvisor (if applicable)	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Asset Allocation	Franklin Allocation VIP Fund – Class 2 Franklin Advisers, Inc.	0.82%*	12.60%	5.73%	7.32%
	Franklin Income VIP Fund – Class 2 Franklin Advisers, Inc.	0.72%	12.56%	7.66%	7.30%
	SA Allocation Aggressive Portfolio – Class 3 SunAmerica Asset Management, LLC	1.03%*	15.84%	8.05%	9.34%
	SA Allocation Balanced Portfolio – Class 3 SunAmerica Asset Management, LLC	1.00%*	10.96%	3.91%	5.79%
	SA Allocation Moderate Portfolio – Class 3 SunAmerica Asset Management, LLC	1.01%*	12.52%	5.48%	7.20%
	SA Allocation Moderately Aggressive Portfolio – Class 3 SunAmerica Asset Management, LLC	1.01%*	14.13%	6.52%	8.07%
	SA American Funds Asset Allocation Portfolio[1] – Class 3 SunAmerica Asset Management, LLC Capital Research and Management Company	0.80%*	15.57%	8.70%	9.48%
	SA BlackRock Multi-Factor 70/30 Portfolio – Class 3 SunAmerica Asset Management, LLC BlackRock Investment Management, LLC	0.76%*	14.00%	6.55%	N/A
	SA Franklin Allocation Moderately Aggressive Portfolio – Class 3 SunAmerica Asset Management, LLC Franklin Advisers, Inc.	1.14%*	17.57%	10.49%	10.11%
	SA Franklin Tactical Opportunities Portfolio – Class 3 SunAmerica Asset Management, LLC Franklin Advisers, Inc.	1.07%*	15.14%	8.17%	N/A
	SA Global Index Allocation 60/40 Portfolio – Class 3 SunAmerica Asset Management, LLC	0.80%*	15.33%	5.96%	N/A
	SA Global Index Allocation 75/25 Portfolio – Class 3 SunAmerica Asset Management, LLC	0.81%*	17.73%	7.35%	N/A
	SA Global Index Allocation 90/10 Portfolio – Class 3 SunAmerica Asset Management, LLC	0.77%	20.04%	8.81%	N/A
	SA Goldman Sachs Multi-Asset Insights Portfolio – Class 3 SunAmerica Asset Management, LLC Goldman Sachs Asset Management, L.P.	1.11%*	18.82%	8.55%	N/A
	SA Index Allocation 60/40 Portfolio – Class 3 SunAmerica Asset Management, LLC	0.71%	13.13%	6.99%	N/A
	SA Index Allocation 80/20 Portfolio – Class 3 SunAmerica Asset Management, LLC	0.69%	15.51%	9.25%	N/A
	SA Index Allocation 90/10 Portfolio – Class 3 SunAmerica Asset Management, LLC	0.69%	17.19%	10.39%	N/A

Type	Underlying Fund – Share Class Advisor Subadvisor (if applicable)	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Asset Allocation (continued)	SA JPMorgan Diversified Balanced Portfolio – Class 3 SunAmerica Asset Management, LLC J.P. Morgan Investment Management Inc.	0.99%*	12.65%	5.80%	7.27%
	SA MFS Total Return Portfolio – Class 3 SunAmerica Asset Management, LLC Massachusetts Financial Services Company	0.96%	10.69%	6.03%	7.26%
	SA T. Rowe Price Allocation Moderately Aggressive Portfolio – Class 3 SunAmerica Asset Management, LLC T. Rowe Price Associates, Inc.	1.00%	15.39%	8.22%	N/A
	SA Wellington Strategic Multi-Asset Portfolio – Class 3 SunAmerica Asset Management, LLC Wellington Management Company LLP	1.06%*	14.09%	5.60%	7.17%
Bond	PIMCO Emerging Markets Bond Portfolio – Advisor Class Pacific Investment Management Company, LLC	1.27%	14.86%	2.34%	4.96%
	PIMCO Total Return Portfolio – Advisor Class Pacific Investment Management Company, LLC	0.83%	8.78%	-0.08%	2.26%
	SA American Century Inflation Managed Portfolio – Class 3 SunAmerica Asset Management, LLC American Century Investment Management, Inc.	0.85%	6.21%	0.63%	2.06%
	SA Federated Hermes Corporate Bond Portfolio – Class 3 SunAmerica Asset Management, LLC Federated Investment Management Company	0.80%	6.78%	0.15%	3.46%
	SA Fixed Income Index Portfolio – Class 3 SunAmerica Asset Management, LLC BlackRock Investment Management, LLC	0.59%*	6.05%	-0.84%	N/A
	SA Fixed Income Intermediate Index Portfolio – Class 3 SunAmerica Asset Management, LLC BlackRock Investment Management, LLC	0.59%*	6.04%	0.72%	N/A
	SA Goldman Sachs Government and Quality Bond Portfolio[2] – Class 3 SunAmerica Asset Management, LLC Goldman Sachs Asset Management L.P.[2]	0.84%	6.31%	-1.02%	1.21%
	SA JPMorgan MFS Core Bond Portfolio – Class 3 SunAmerica Asset Management, LLC J.P. Morgan Investment Management Inc. and Massachusetts Financial Services Company	0.78%*	6.98%	-0.17%	2.19%
	SA JPMorgan Ultra-Short Bond Portfolio – Class 3 SunAmerica Asset Management, LLC J.P. Morgan Investment Management Inc.	0.80%	4.39%	2.20%	1.45%
	SA PIMCO Global Bond Opportunities Portfolio – Class 3 SunAmerica Asset Management, LLC Pacific Investment Management Company, LLC	1.18%*	8.72%	-3.61%	0.35%
	SA PineBridge High-Yield Bond Portfolio – Class 3 SunAmerica Asset Management, LLC PineBridge Investments, LLC	1.01%	8.16%	5.05%	6.94%
Cash	Goldman Sachs VIT Government Money Market Fund – Service Shares Goldman Sachs Asset Management, L.P.	0.43%*	3.94%	2.98%	1.90%
Stock	Invesco V.I. American Franchise Fund – Series II Invesco Advisers, Inc.	1.10%	11.39%	10.08%	14.58%
	Invesco V.I. Comstock Fund – Series II Invesco Advisers, Inc.	1.00%	17.14%	15.14%	11.67%
	Invesco V.I. Growth and Income Fund – Series II Invesco Advisers, Inc.	1.00%	15.30%	12.56%	10.46%

Type	Underlying Fund – Share Class Advisor Subadvisor (if applicable)	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Stock (continued)	Lord Abbett Growth and Income Portfolio – Class VC Lord, Abbett & Co. LLC	0.93%	17.29%	13.35%	11.12%
	SA AB Growth Portfolio – Class 3 SunAmerica Asset Management, LLC AllianceBernstein L.P.	0.88%	12.79%	11.67%	15.85%
	SA AB Small & Mid Cap Value Portfolio – Class 3 SunAmerica Asset Management, LLC AllianceBernstein L.P.	1.16%*	2.32%	8.36%	8.27%
	SA American Funds Global Growth Portfolio[1] – Class 3 SunAmerica Asset Management, LLC Capital Research and Management Company	0.95%*	21.35%	7.94%	11.86%
	SA American Funds Growth Portfolio[1] – Class 3 SunAmerica Asset Management, LLC Capital Research and Management Company	0.85%*	19.91%	13.07%	17.65%
	SA American Funds Growth-Income Portfolio[1] – Class 3 SunAmerica Asset Management, LLC Capital Research and Management Company	0.82%*	17.67%	13.57%	13.59%
	SA BlackRock Advantage International Portfolio[3] – Class 3 SunAmerica Asset Management, LLC BlackRock Investment Management, LLC[3]	1.12%*	20.99%	5.23%	6.11%
	SA Emerging Markets Equity Index Portfolio – Class 3 SunAmerica Asset Management, LLC BlackRock Investment Management, LLC	0.83%*	32.65%	3.13%	N/A
	SA Fidelity Institutional AM Global Equities Portfolio[4] – Class 3 SunAmerica Asset Management, LLC FIAM LLC[4]	1.07%*	21.87%	13.53%	11.10%
	SA Fidelity Institutional AM International Growth Portfolio – Class 3 SunAmerica Asset Management, LLC FIAM LLC	1.14%*	18.00%	5.76%	N/A
	SA Fidelity Institutional AM Real Estate Portfolio – Class 3 SunAmerica Asset Management, LLC FIAM LLC	1.10%	1.25%	4.65%	5.18%
	SA Franklin BW U.S. Large Cap Value Portfolio – Class 3 SunAmerica Asset Management, LLC Brandywine Global Investment Management, LLC	0.95%*	16.83%	13.57%	11.32%
	SA Franklin Small Company Value Portfolio – Class 3 SunAmerica Asset Management, LLC Franklin Mutual Advisers, LLC	1.25%*	6.14%	8.32%	9.41%
	SA Franklin Systematic U.S. Large Cap Core Portfolio – Class 3 SunAmerica Asset Management, LLC Franklin Advisers, Inc.	0.79%	18.02%	15.11%	N/A
	SA Franklin Systematic U.S. Large Cap Value Portfolio – Class 3 SunAmerica Asset Management, LLC Franklin Advisers, Inc.	0.89%	16.68%	11.52%	12.31%
	SA International Index Portfolio – Class 3 SunAmerica Asset Management, LLC BlackRock Investment Management, LLC	0.75%	30.60%	8.18%	N/A
	SA Invesco Growth Opportunities Portfolio – Class 3 SunAmerica Asset Management, LLC Invesco Advisers, Inc.	1.07%	5.92%	-0.96%	8.86%
	SA Janus Focused Growth Portfolio – Class 3 SunAmerica Asset Management, LLC Janus Capital Management, LLC	1.05%*	18.04%	11.40%	15.34%

Type	Underlying Fund – Share Class Advisor Subadvisor (if applicable)	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Stock (continued)	SA JPMorgan Emerging Markets Portfolio – Class 3 SunAmerica Asset Management, LLC J.P. Morgan Investment Management Inc.	1.41%*	36.00%	4.37%	8.15%
	SA JPMorgan Equity-Income Portfolio – Class 3 SunAmerica Asset Management, LLC J.P. Morgan Investment Management Inc.	0.84%	14.31%	10.52%	10.81%
	SA JPMorgan Large Cap Core Portfolio – Class 3 SunAmerica Asset Management, LLC J.P. Morgan Investment Management Inc.	0.94%*	14.15%	12.71%	12.44%
	SA JPMorgan Mid-Cap Growth Portfolio – Class 3 SunAmerica Asset Management, LLC J.P. Morgan Investment Management Inc.	1.02%*	7.86%	3.99%	11.89%
	SA Large Cap Growth Index Portfolio – Class 3 SunAmerica Asset Management, LLC BlackRock Investment Management, LLC	0.60%	21.51%	14.35%	N/A
	SA Large Cap Index Portfolio – Class 3 SunAmerica Asset Management, LLC BlackRock Investment Management, LLC	0.50%*	17.27%	13.83%	14.18%
	SA Large Cap Value Index Portfolio – Class 3 SunAmerica Asset Management, LLC BlackRock Investment Management, LLC	0.60%*	12.57%	12.28%	N/A
	SA MFS Large Cap Growth Portfolio – Class 3 SunAmerica Asset Management, LLC Massachusetts Financial Services Company	0.93%	16.39%	14.85%	15.87%
	SA MFS Massachusetts Investors Trust Portfolio – Class 3 SunAmerica Asset Management, LLC Massachusetts Financial Services Company	0.95%*	13.52%	11.20%	12.37%
	SA Mid Cap Index Portfolio – Class 3 SunAmerica Asset Management, LLC BlackRock Investment Management, LLC	0.62%	6.76%	8.39%	N/A
	SA PIMCO RAE International Value Portfolio – Class 3 SunAmerica Asset Management, LLC Pacific Investment Management Company, LLC	1.09%*	35.91%	10.00%	5.99%
	SA Putnam International Value Portfolio – Class 3 SunAmerica Asset Management, LLC Putnam Investment Management, LLC	1.18%*	34.95%	12.59%	8.79%
	SA Small Cap Index Portfolio – Class 3 SunAmerica Asset Management, LLC BlackRock Investment Management, LLC	0.66%*	12.04%	5.28%	N/A
	SA Wellington Capital Appreciation Portfolio – Class 3 SunAmerica Asset Management, LLC Wellington Management Company LLP	0.98%	14.26%	8.54%	15.75%
Volatility Control	SA American Funds VCP Managed Allocation Portfolio[1] – Class 3 SunAmerica Asset Management, LLC Capital Research and Management Company	1.15%*	10.83%	7.40%	7.96%
	SA Schroders VCP Global Allocation Portfolio – Class 3 SunAmerica Asset Management, LLC Schroder Investment Management North America	1.16%*	12.32%	5.73%	N/A
	SA T. Rowe Price VCP Balanced Portfolio – Class 3 SunAmerica Asset Management, LLC T. Rowe Price Associates, Inc.	1.09%	15.97%	6.81%	N/A
	SA VCP Dynamic Allocation Portfolio – Class 3 SunAmerica Asset Management, LLC AllianceBernstein L.P.	1.01%	11.13%	5.34%	7.51%

Type	Underlying Fund – Share Class Advisor Subadvisor (if applicable)	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Volatility Control (continued)	SA VCP Dynamic Strategy Portfolio – Class 3 SunAmerica Asset Management, LLC AllianceBernstein L.P.	1.03%	10.89%	5.66%	7.19%
	SA VCP Index Allocation Portfolio – Class 3 SunAmerica Asset Management, LLC T. Rowe Price Associates, Inc.	0.78%	11.82%	7.29%	N/A

* This Underlying Fund is subject to an expense reimbursement or fee waiver arrangement resulting in a temporary expense reduction. See the Underlying Fund prospectus for additional information.

1
Capital Research and Management Company is the investment adviser of the master fund in which this Underlying Fund (Master-Feeder Fund) invests. Under a master-feeder fund structure, the feeder fund does not buy individual securities directly. Rather, the feeder fund invests all of its investment assets in a corresponding master fund, which invests directly in individual securities.
2
On July 28, 2025, SA Wellington Government and Quality Bond Portfolio was renamed SA Goldman Sachs Government and Quality Bond Portfolio and Goldman Sachs Asset Management L.P. became its subadvisor.
3
On May 1, 2026, SA Morgan Stanley International Equities Portfolio was renamed SA BlackRock Advantage International Portfolio and BlackRock Investment Management, LLC became its subadvisor.
4
On July 28, 2025, SA JPMorgan Global Equities Portfolio was renamed SA Fidelity Institutional AM Global Equities Portfolio and FIAM LLC became its subadvisor.
Fixed Accounts
The following is a list of Fixed Accounts currently available under the contract. We may change the features of the Fixed Accounts listed below, offer new Fixed Accounts, and terminate existing Fixed Accounts. We will provide you with written notice before doing so.
See INVESTMENT OPTIONS - FIXED ACCOUNTS in the prospectus for a description of the Fixed Accounts' features.
Name	Terms	Minimum Guaranteed Interest Rate
1-Year Fixed Account	1-Year	1%
Dollar Cost Averaging Fixed Account	6-Month, 12-Month, 2-Year*	1%
Secure Value Account**	1-Year	1%
* The 2-Year term for the Dollar Cost Averaging Fixed Account is not available for contracts issued on or after October 1, 2013.
** If you elect a Living Benefit, a certain percentage (either 10% or 20%) of your investment will automatically be allocated to the Secure Value Account.  Amounts allocated to the Secure Value Account may not be transferred to any other investment option.  You may not transfer into or out of the Secure Value Account.

INVESTMENT REQUIREMENTS FOR OPTIONAL LIVING BENEFITS
If you elect an optional Living Benefit, your contract is subject to investment requirements, as reflected below. Depending on the optional Living Benefit you choose, you may not be able to invest in certain investment options. If you do not elect any optional benefits, or if the only optional benefit you elect is a death benefit, your contract is not subject to investment requirements.
FOR OPTIONAL BENEFITS AVAILABLE FOR ELECTION
This section contains the current investment requirements for the optional Living Benefits that we are offering to investors, including:
•
Polaris Income Max
•
Polaris Income Plus Daily Flex

Polaris Income Max
If you elect Polaris Income Max, you must allocate your assets in accordance with the following:
20% Secure Value Account
80% in one or more of the following Variable
Portfolios, except as otherwise noted:
Goldman Sachs VIT Government Money Market
Fund
PIMCO Total Return
SA American Century Inflation Managed
SA American Funds VCP Managed Allocation*
SA Federated Hermes Corporate Bond
SA Fixed Income Index
SA Fixed Income Intermediate Index
SA Goldman Sachs Government and Quality Bond
SA JPMorgan MFS Core Bond
SA JPMorgan Ultra-Short Bond
SA PIMCO Global Bond Opportunities
SA Schroders VCP Global Allocation*
SA T. Rowe Price VCP Balanced*
SA VCP Dynamic Allocation
SA VCP Dynamic Strategy
SA VCP Index Allocation
DCA Fixed Accounts**
6-Month DCA
1-Year DCA
*You may invest up to a maximum of 50% in each of
these Variable Portfolios.
**You may use a DCA Fixed Account to invest your
target allocation in accordance with the investment
requirements.

Polaris Income Plus Daily Flex
If you elect Polaris Income Plus Daily Flex, you must allocate your assets in accordance with the option below or Build Your Own Allocation:
10% Secure Value Account
Asset Allocation Portfolios
90% in one or more of the following Variable
Portfolios:
Individually Managed Asset Allocation
Portfolios:
SA American Funds Asset Allocation
SA BlackRock Multi-Factor 70/30
SA Franklin Allocation Moderately Aggressive
SA Franklin Tactical Opportunities
SA Goldman Sachs Multi-Asset Insights
SA JPMorgan Diversified Balanced
SA MFS Total Return
SA T. Rowe Price Allocation Moderately
Aggressive
SA Wellington Strategic Multi-Asset
Actively Managed Fund-of-Funds:
SA Allocation Balanced
SA Allocation Aggressive
SA Allocation Moderate
SA Allocation Moderately Aggressive
Index Fund-of-Funds Portfolios:
SA Global Index Allocation 90/10
SA Global Index Allocation 75/25
SA Global Index Allocation 60/40
SA Index Allocation 90/10
SA Index Allocation 80/20
SA Index Allocation 60/40
Volatility Control Portfolios:
SA American Funds VCP Managed Allocation
SA Schroders VCP Global Allocation
SA T. Rowe Price VCP Balanced
SA VCP Dynamic Allocation
SA VCP Dynamic Strategy
SA VCP Index Allocation
Fixed Income Portfolios
Goldman Sachs VIT Government Money Market
Fund
PIMCO Total Return
SA American Century Inflation Managed
SA Federated Hermes Corporate Bond
SA Fixed Income Intermediate Index
SA Fixed Income Index
SA Goldman Sachs Government and Quality Bond
SA JPMorgan MFS Core Bond
SA JPMorgan Ultra-Short Bond
SA PIMCO Global Bond Opportunities
DCA Fixed Accounts*
6-Month DCA
1-Year DCA
*You may use a DCA Fixed Account to invest your
target allocation in accordance with the investment
requirements.

Build Your Own Allocation
You must allocate your assets in accordance with the following: 10% of your total Purchase Payments in the Secure Value Account. The remaining 90% of your total Purchase Payments must be allocated in the following Investment Groups:
FIXED INCOME PORTFOLIOS Investment Requirement Minimum 18% Maximum 90%
Money Market Portfolio:
Goldman Sachs VIT Government Money Market Fund
Core Fixed Income Portfolios:
PIMCO Total Return
SA American Century Inflation Managed
SA Federated Hermes Corporate Bond
SA Fixed Income Index
SA Fixed Income Intermediate Index
SA Goldman Sachs Government and Quality Bond
SA JPMorgan MFS Core Bond
SA JPMorgan Ultra-Short Bond
SA PIMCO Global Bond Opportunities
DCA Fixed Accounts*
6-Month DCA
1-Year DCA
Fixed Accounts
1-Year Fixed (if available)

PRIMARY EQUITY AND ASSET ALLOCATION PORTFOLIOS Investment Requirement Minimum 0% Maximum 72%**
Global & International Portfolios:
SA BlackRock Advantage International
SA Emerging Markets Equity Index
SA Fidelity Institutional AM Global Equities
SA International Index
Large Core Portfolios:
SA American Funds Growth-Income
SA Franklin Systematic U.S. Large Cap Core
SA JPMorgan Large Cap Core
SA Large Cap Index
SA MFS Massachusetts Investors Trust
Large Value Portfolios:
Invesco V.I. Comstock
Invesco V.I. Growth and Income
Lord Abbett Growth and Income
SA Franklin BW U.S. Large Cap Value
SA Franklin Systematic U.S. Large Cap Value
SA JPMorgan Equity-Income
SA Large Cap Value Index
Large Growth Portfolios:
Invesco V.I. American Franchise
SA AB Growth
SA American Funds Growth
SA Janus Focused Growth
SA Large Cap Growth Index
SA MFS Large Cap Growth
SA Wellington Capital Appreciation
Small & Mid Cap Portfolios:
SA Mid Cap Index
PRIMARY EQUITY AND ASSET ALLOCATION PORTFOLIOS - CONTINUED Investment Requirement Minimum 0% Maximum 72%**
SA Small Cap Index
Asset Allocation Portfolios:
Franklin Allocation VIP Fund
Franklin Income VIP Fund
SA Allocation Balanced
SA Allocation Aggressive
SA Allocation Moderate
SA Allocation Moderately Aggressive
SA American Funds Asset Allocation
SA BlackRock Multi-Factor 70/30
SA Franklin Allocation Moderately Aggressive
SA Franklin Tactical Opportunities
SA Global Index Allocation 60/40
SA Global Index Allocation 75/25
SA Global Index Allocation 90/10
SA Goldman Sachs Multi-Asset Insights
SA Index Allocation 60/40
SA Index Allocation 80/20
SA Index Allocation 90/10
SA JPMorgan Diversified Balanced
SA MFS Total Return
SA T. Rowe Price Allocation Moderately Aggressive
SA Wellington Strategic Multi-Asset
Asset Allocation (Volatility Control Portfolios):
SA American Funds VCP Managed Allocation
SA Schroders VCP Global Allocation
SA T. Rowe Price VCP Balanced
SA VCP Dynamic Allocation
SA VCP Dynamic Strategy
SA VCP Index Allocation

OTHER EQUITY AND SPECIALTY PORTFOLIOS Investment Requirement Minimum 0% Maximum 27%***
Small & Mid Cap Portfolios:
SA AB Small & Mid Cap Value
SA Franklin Small Company Value
SA Invesco Growth Opportunities
SA JPMorgan Mid-Cap Growth
Global & International Portfolios:
SA American Funds Global Growth
SA Fidelity Institutional AM International Growth
SA JPMorgan Emerging Markets
SA PIMCO RAE International Value
SA Putnam International Value
Specialty Portfolios:
PIMCO Emerging Markets Bond
SA Fidelity Institutional AM Real Estate
SA PineBridge High-Yield Bond

*
You may use a DCA Fixed Account to invest your target allocation in accordance with the investment requirements.
**
You may invest up to a maximum of 36% in an individual Variable Portfolio within this Investment Group.
***
You may invest up to a maximum of 9% in an individual Variable Portfolio within this Investment Group.

*  * *
This summary prospectus incorporates by reference the prospectus and statement of additional information (SAI) for the contract, both dated May 1, 2026, as may be amended or supplemented from time to time. The SAI may be obtained, free of charge, in the same manner as the prospectus.

EDGAR Contract Identifier: C000124600